NOTE 9 - OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 29, 2017	Nov. 06, 2017	Nov. 03, 2017	Oct. 11, 2017	Sep. 18, 2017	Aug. 18, 2017	Jul. 13, 2017	Jun. 30, 2017	Jun. 20, 2017	May 17, 2017	Apr. 29, 2017	Apr. 06, 2017	Mar. 31, 2017	Mar. 15, 2017	Mar. 10, 2017	Feb. 10, 2017	Feb. 09, 2017	Dec. 31, 2016	Dec. 22, 2016	Dec. 16, 2016	Nov. 23, 2016	Oct. 28, 2016	Sep. 19, 2016	Aug. 30, 2016	Apr. 19, 2016	Apr. 01, 2016	Mar. 09, 2016	Feb. 09, 2016	Dec. 31, 2015	May 05, 2015	Jan. 09, 2013
NOTE 9 - OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Exercise Price, Warrants (in Dollars per share)																																$ 2.61
Number of Warrants Outstanding	12,789,086																		9,128,189											7,078,685
Warrants at $0.001 [Member]
NOTE 9 - OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Exercise Price, Warrants (in Dollars per share)	$ 0.001
Number of Warrants Outstanding	383,320
Expiration Date, Warrants	January 2020
Warrants at $1.50 [Member]
NOTE 9 - OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Exercise Price, Warrants (in Dollars per share)	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50		$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50	$ 1.50		$ 1.50	$ 1.50	$ 1.50	$ 1.50								$ 1.50
Number of Warrants Outstanding	8,667,440
Expiration Date, Warrants	February 2018 to May 2021
Warrants at $1.84 [Member]
NOTE 9 - OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Exercise Price, Warrants (in Dollars per share)	$ 1.84
Number of Warrants Outstanding	35,076
Expiration Date, Warrants	January 2020
Warrants at $1.95 [Member]
NOTE 9 - OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Exercise Price, Warrants (in Dollars per share)	$ 1.95											$ 1.95												$ 1.95	$ 1.95	$ 1.95	$ 1.95	$ 1.95	$ 1.95
Number of Warrants Outstanding	1,689,026
Expiration Date, Warrants	October 2018 to September 2019
Warrants at $2.00 [Member]
NOTE 9 - OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Exercise Price, Warrants (in Dollars per share)	$ 2.00
Number of Warrants Outstanding	100,000
Expiration Date, Warrants	August 2018
Warrants at $2.02 [Member]
NOTE 9 - OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Exercise Price, Warrants (in Dollars per share)	$ 2.02
Number of Warrants Outstanding	30,755
Expiration Date, Warrants	January 2020
Warrants at $2.50 [Member]
NOTE 9 - OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Exercise Price, Warrants (in Dollars per share)	$ 2.50
Number of Warrants Outstanding	100,000
Expiration Date, Warrants	August 2018
Warrants at $2.75 [Member]
NOTE 9 - OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Exercise Price, Warrants (in Dollars per share)	$ 2.75
Number of Warrants Outstanding	228,720
Expiration Date, Warrants	August 2019 to September 2019
Warrants at $3.67 [Member]
NOTE 9 - OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Exercise Price, Warrants (in Dollars per share)	$ 3.67
Number of Warrants Outstanding	214,193
Expiration Date, Warrants	December 2018 to January 2019
Warrants at $3.75 [Member]
NOTE 9 - OPTIONS, RESTRICTED STOCK UNITS AND WARRANTS (Details) - Schedule of Warrants or Rights, Shares Authorized, by Exercise Price Range [Line Items]
Exercise Price, Warrants (in Dollars per share)	$ 3.75
Number of Warrants Outstanding	1,340,556
Expiration Date, Warrants	April 2019 to March 2020